Distribution Date:	09/17/21	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C08

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	KeyCorp Real Estate Capital Markets, Inc.
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839, | Greenwich, CT 06831
Historical Detail	17	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	18				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	19		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46638UAA4	0.705300%	76,634,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46638UAB2	1.796600%	189,227,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46638UAC0	2.829100%	426,122,000.00	309,356,715.77	0.00	729,334.24	0.00	0.00	729,334.24	309,356,715.77	51.01%	30.00%
A-SB	46638UAD8	2.379100%	103,623,000.00	19,468,866.90	1,296,990.87	38,598.65	0.00	0.00	1,335,589.52	18,171,876.03	51.01%	30.00%
A-S	46638UAH9	3.423900%	102,292,000.00	102,292,000.00	0.00	291,864.65	0.00	0.00	291,864.65	102,292,000.00	35.70%	21.00%
B	46638UAK2	3.976700%	56,829,000.00	56,829,000.00	0.00	188,326.57	0.00	0.00	188,326.57	56,829,000.00	27.20%	16.00%
C	46638UAM8	4.779574%	44,043,000.00	44,043,000.00	0.00	175,422.31	0.00	0.00	175,422.31	44,043,000.00	20.61%	12.12%
D	46638UAR7	4.827674%	35,518,000.00	35,518,000.00	0.00	142,891.10	0.00	0.00	142,891.10	35,518,000.00	15.30%	9.00%
E	46638UAT3	4.827674%	32,676,000.00	32,676,000.00	0.00	131,457.56	0.00	0.00	131,457.56	32,676,000.00	10.41%	6.13%
F	46638UAV8	2.753300%	15,628,000.00	15,628,000.00	0.00	35,857.14	0.00	0.00	35,857.14	15,628,000.00	8.08%	4.75%
G	46638UAX4	2.732700%	17,049,000.00	17,049,000.00	0.00	38,824.84	0.00	0.00	38,824.84	17,049,000.00	5.53%	3.25%
NR	46638UAZ9	2.732700%	36,938,989.00	36,938,989.00	0.00	83,935.54	0.00	0.00	83,935.54	36,938,989.00	0.00%	0.00%
R	46638UBB1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,136,579,990.00	669,799,571.67	1,296,990.87	1,856,512.60	0.00	0.00	3,153,503.47	668,502,580.80

Notional Certificates
X-A	46638UAE6	1.877766%	897,898,000.00	431,117,582.67	0.00	674,615.05	0.00	0.00	674,615.05	429,820,591.80
X-B	46638UAF3	0.821177%	238,681,989.00	238,681,989.00	0.00	163,333.51	0.00	0.00	163,333.51	238,681,989.00
Notional SubTotal			1,136,579,989.00	669,799,571.67	0.00	837,948.56	0.00	0.00	837,948.56	668,502,580.80

Deal Distribution Total					1,296,990.87	2,694,461.16	0.00	0.00	3,991,452.03

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46638UAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46638UAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46638UAC0	725.98156343	0.00000000	1.71156204	0.00000000	0.00000000	0.00000000	0.00000000	1.71156204	725.98156343
A-SB	46638UAD8	187.88171448	12.51643815	0.37249115	0.00000000	0.00000000	0.00000000	0.00000000	12.88892929	175.36527634
A-S	46638UAH9	1,000.00000000	0.00000000	2.85325001	0.00000000	0.00000000	0.00000000	0.00000000	2.85325001	1,000.00000000
B	46638UAK2	1,000.00000000	0.00000000	3.31391666	0.00000000	0.00000000	0.00000000	0.00000000	3.31391666	1,000.00000000
C	46638UAM8	1,000.00000000	0.00000000	3.98297823	0.00000000	0.00000000	0.00000000	0.00000000	3.98297823	1,000.00000000
D	46638UAR7	1,000.00000000	0.00000000	4.02306155	0.00000000	0.00000000	0.00000000	0.00000000	4.02306155	1,000.00000000
E	46638UAT3	1,000.00000000	0.00000000	4.02306157	0.00000000	0.00000000	0.00000000	0.00000000	4.02306157	1,000.00000000
F	46638UAV8	1,000.00000000	0.00000000	2.29441643	0.00000000	0.00000000	0.00000000	0.00000000	2.29441643	1,000.00000000
G	46638UAX4	1,000.00000000	0.00000000	2.27725028	0.00000000	0.00000000	0.00000000	0.00000000	2.27725028	1,000.00000000
NR	46638UAZ9	1,000.00000000	0.00000000	2.27227497	0.00497496	0.13223183	0.00000000	0.00000000	2.27227497	1,000.00000000
R	46638UBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46638UAE6	480.14093212	0.00000000	0.75132704	0.00000000	0.00000000	0.00000000	0.00000000	0.75132704	478.69645750
X-B	46638UAF3	1,000.00000000	0.00000000	0.68431435	0.00000000	0.00000000	0.00000000	0.00000000	0.68431435	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	729,334.24	0.00	729,334.24	0.00	0.00	0.00	729,334.24	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	38,598.65	0.00	38,598.65	0.00	0.00	0.00	38,598.65	0.00
X-A	08/01/21 - 08/30/21	30	0.00	674,615.05	0.00	674,615.05	0.00	0.00	0.00	674,615.05	0.00
X-B	08/01/21 - 08/30/21	30	0.00	163,333.51	0.00	163,333.51	0.00	0.00	0.00	163,333.51	0.00
A-S	08/01/21 - 08/30/21	30	0.00	291,864.65	0.00	291,864.65	0.00	0.00	0.00	291,864.65	0.00
B	08/01/21 - 08/30/21	30	0.00	188,326.57	0.00	188,326.57	0.00	0.00	0.00	188,326.57	0.00
C	08/01/21 - 08/30/21	30	0.00	175,422.31	0.00	175,422.31	0.00	0.00	0.00	175,422.31	0.00
D	08/01/21 - 08/30/21	30	0.00	142,891.10	0.00	142,891.10	0.00	0.00	0.00	142,891.10	0.00
E	08/01/21 - 08/30/21	30	0.00	131,457.56	0.00	131,457.56	0.00	0.00	0.00	131,457.56	0.00
F	08/01/21 - 08/30/21	30	0.00	35,857.14	0.00	35,857.14	0.00	0.00	0.00	35,857.14	0.00
G	08/01/21 - 08/30/21	30	0.00	38,824.84	0.00	38,824.84	0.00	0.00	0.00	38,824.84	0.00
NR	08/01/21 - 08/30/21	30	4,700.74	84,119.31	0.00	84,119.31	183.77	0.00	0.00	83,935.54	4,884.51
Totals			4,700.74	2,694,644.93	0.00	2,694,644.93	183.77	0.00	0.00	2,694,461.16	4,884.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 26

Exchangeable Certificate Detail
		Pass-Through		Prepayment
Class	CUSIP	Rate	Original Balance Beginning Balance Principal Distribution Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 5 of 26

Additional Information
Total Available Distribution Amount (1)	3,991,452.03
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,712,269.26	Master Servicing Fee	14,221.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,307.09
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Operating Advisor Fee	0.00
Extension Interest	0.00	Asset Representations Reviewer Fee	1,095.87
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,712,269.26	Total Fees	17,624.33

Principal		Expenses/Reimbursements
Scheduled Principal	1,296,990.82	Reimbursement for Interest on Advances	183.77
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,296,990.82	Total Expenses/Reimbursements	183.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,694,461.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,296,990.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,991,452.03
Total Funds Collected	4,009,260.08	Total Funds Distributed	4,009,260.13

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	669,799,571.72	669,799,571.72	Beginning Certificate Balance	669,799,571.67
(-) Scheduled Principal Collections	1,296,990.82	1,296,990.82	(-) Principal Distributions	1,296,990.87
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.05	0.05	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	668,502,580.85	668,502,580.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	669,799,571.72	669,799,571.72	Ending Certificate Balance	668,502,580.80
Ending Actual Collateral Balance	668,502,580.85	668,502,580.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.05)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.05)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP	Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP
$9,999,999 or less	9	63,248,051.44	9.46%	23	4.8431	1.754321	1.30 or less	9	278,860,454.92	41.71%	10	4.9214	0.697673
$10,000,000 to $24,999,999	8	135,815,881.56	20.32%	11	4.7252	2.100807	1.31 to 1.40	1	7,563,287.57	1.13%	7	5.5230	1.370000
$25,000,000 to $49,999,999	3	101,813,602.88	15.23%	11	4.7981	0.411056	1.41 to 1.50	2	22,111,155.16	3.31%	12	4.9210	1.480000
$50,000,000 to $99,999,999	2	120,350,621.78	18.00%	9	5.0570	0.727020	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or greater	1	110,730,728.00	16.56%	12	3.9500	1.860000	1.61 to 1.75	2	15,299,801.98	2.29%	60	4.7336	1.693776
Totals	28	668,502,580.85	100.00%	12	4.7024	1.386253	1.76 to 2.00	3	123,134,134.35	18.42%	12	4.0432	1.853953
							2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 of Greater	6	84,990,051.68	12.71%	12	4.5809	2.820905
							Totals	28	668,502,580.85	100.00%	12	4.7024	1.386253

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP
							Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP
Arkansas	1	6,062,789.98	0.91%	133	4.6020	1.730000
							Industrial	1	9,790,000.00	1.46%	11	4.7260	2.440000
California	1	2,209,835.64	0.33%	11	4.9000	3.160000
							Lodging	3	62,872,560.64	9.40%	10	5.1500	0.220008
Florida	5	46,063,855.90	6.89%	11	4.6013	2.169783
							Mixed Use	4	124,809,862.26	18.67%	10	5.0441	0.993772
Georgia	3	17,544,371.21	2.62%	12	4.6442	1.523127
							Office	4	102,770,684.65	15.37%	10	4.7395	0.810399
Idaho	1	8,797,978.35	1.32%	12	4.6900	0.920000
							Retail	19	209,455,726.43	31.33%	15	4.2339	1.987094
Illinois	1	7,563,287.57	1.13%	7	5.5230	1.370000
							Self Storage	9	22,260,051.68	3.33%	11	4.9000	3.160000
Maryland	2	72,565,150.30	10.85%	8	5.2240	0.825555
							Totals	45	668,502,580.85	100.00%	12	4.7024	1.386253
Missouri	1	110,730,728.00	16.56%	12	3.9500	1.860000

New Hampshire	1	18,547,577.97	2.77%	12	4.9500	1.480000

North Carolina	2	30,806,662.15	4.61%	11	4.7147	1.340778

Ohio	1	6,212,933.55	0.93%	10	5.1000	1.780000

Oklahoma	1	21,300,000.00	3.19%	12	4.2885	2.840000

Texas	16	155,769,377.20	23.30%	11	4.8125	0.737387

Utah	1	3,126,108.95	0.47%	11	4.9000	3.160000

Virginia	3	24,658,228.90	3.69%	10	5.1051	1.544174

Totals	45	668,502,580.85	100.00%	12	4.7024	1.386253

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 26

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP	Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP
4.00000% or less	1	110,730,728.00	16.56%	12	3.9500	1.860000	12 months or less	1	6,062,789.98	0.91%	133	4.6020	1.730000
4.0001% to 4.30%	1	21,300,000.00	3.19%	12	4.2885	2.840000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.3001% to 4.55%	2	45,693,452.94	6.84%	12	4.3875	1.314876	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
4.5501% to 4.75%	8	90,911,160.00	13.60%	19	4.6646	1.642447	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
4.7501% to 4.95%	6	117,532,162.98	17.58%	11	4.8476	1.458275	49 months or greater	22	525,896,095.68	78.67%	11	4.6676	1.371182
4.9501% to 5.15%	3	69,085,494.19	10.33%	10	5.1455	0.360300	Totals	28	668,502,580.85	100.00%	12	4.7024	1.386253
5.1501% to 5.35%	1	69,142,599.98	10.34%	8	5.2400	0.710000
5.3501% or Greater	1	7,563,287.57	1.13%	7	5.5230	1.370000
Totals	28	668,502,580.85	100.00%	12	4.7024	1.386253

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 26

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP	Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP
60 months or less	22	525,896,095.68	78.67%	11	4.6676	1.371182	Interest Only	5	62,730,000.00	9.38%	12	4.4677	2.700575
61 months or greater	1	6,062,789.98	0.91%	133	4.6020	1.730000	299 Months or Less	18	469,228,885.66	70.19%	12	4.6935	1.198095
Totals	28	668,502,580.85	100.00%	12	4.7024	1.386253	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
							331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	28	668,502,580.85	100.00%	12	4.7024	1.386253

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 26

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Defeased	5	136,543,695.19	20.43%	12	4.8408	NAP				None
Underwriter's Information	0	0.00	0.00%	0	0.0000	0.000000
1 year or greater	23	531,958,885.66	79.57%	12	4.6669	1.375271
1 year or less	0	0.00	0.00%	0	0.0000	0.000000
Totals	28	668,502,580.85	100.00%	12	4.7024	1.386253

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	10064384	RT	Springfield	MO	Actual/360	3.95025%	377,372.29	215,799.25	0.00	N/A	09/01/22	--	110,946,527.30	110,730,728.00	09/01/21
3	10064322	OF	Seattle	WA	Actual/360	4.78025%	308,658.91	131,045.08	0.00	N/A	09/01/22	--	74,987,991.60	74,856,946.52	09/01/21
4	10064390	MU	Baltimore	MD	Actual/360	5.24025%	312,617.05	139,682.23	0.00	N/A	05/01/22	--	69,282,282.21	69,142,599.98	09/01/21
5	10064662	OF	Houston	TX	Actual/360	4.81025%	212,550.27	108,521.00	0.00	N/A	08/01/22	--	51,316,542.80	51,208,021.80	09/01/21
7	10064391	LO	Houston	TX	Actual/360	5.15025%	189,512.13	86,231.11	0.00	N/A	07/01/22	--	42,733,708.74	42,647,477.63	09/01/21
9	10064660	OF	Dallas	TX	Actual/360	4.41025%	119,066.43	70,444.54	0.00	N/A	08/01/22	--	31,353,897.48	31,283,452.94	09/01/21
10	10064668	MU	Chapel Hill	NC	Actual/360	4.69525%	112,986.49	62,795.24	0.00	N/A	08/01/22	--	27,945,467.55	27,882,672.31	09/01/21
11	10064389	OF	Detroit	MI	Actual/360	5.15025%	95,055.60	66,932.40	0.00	N/A	09/01/22	--	21,434,398.21	21,367,465.81	09/01/21
13	10064379	SS	Various	Various	Actual/360	4.90025%	94,121.35	46,521.23	0.00	08/01/22	08/01/32	--	22,306,572.91	22,260,051.68	09/01/21
14	10064392	LO	Colonial Heights	VA	Actual/360	5.15025%	89,977.76	64,296.52	0.00	N/A	07/01/22	--	20,289,379.53	20,225,083.01	09/01/21
15	10064670	MU	Manchester	NH	Actual/360	4.95025%	79,312.32	59,418.51	0.00	N/A	09/01/22	--	18,606,996.48	18,547,577.97	09/01/21
17	10064394	RT	Moore	OK	Actual/360	4.28925%	78,658.24	0.00	0.00	N/A	09/01/22	--	21,300,000.00	21,300,000.00	09/01/21
20	10064665	OF	Worcester	MA	Actual/360	4.90025%	64,739.16	31,587.74	0.00	N/A	10/01/22	--	15,343,053.97	15,311,466.23	09/01/21
21	10064666	OF	Frisco	TX	Actual/360	4.49125%	55,322.11	27,084.28	0.00	N/A	10/01/22	--	14,305,284.17	14,278,199.89	09/01/21
22	10064327	RT	Cumming	GA	Actual/360	4.60025%	59,337.18	22,685.92	0.00	N/A	09/01/22	--	14,979,932.48	14,957,246.56	09/01/21
24	10064310	OF	Orlando	FL	Actual/360	4.80025%	52,672.15	27,339.32	0.00	N/A	06/01/22	--	12,743,261.66	12,715,922.34	09/01/21
25	10064385	RT	Bradenton	FL	Actual/360	4.33825%	53,834.76	0.00	0.00	N/A	10/01/22	--	14,410,000.00	14,410,000.00	09/01/21
27	10064325	RT	Fort Collins	CO	Actual/360	5.03025%	46,569.90	22,108.82	0.00	N/A	07/01/22	--	10,751,725.56	10,729,616.74	09/01/21
28	10064380	RT	Orange City	FL	Actual/360	4.65025%	45,647.50	0.00	0.00	N/A	07/01/22	--	11,400,000.00	11,400,000.00	09/01/21
29	10064326	MU	Grand Prairie	TX	Actual/360	4.82025%	38,419.36	19,426.88	0.00	N/A	09/01/22	--	9,256,438.88	9,237,012.00	09/01/21
31	10064323	RT	Boise	ID	Actual/360	4.69025%	35,602.27	17,496.51	0.00	N/A	09/01/22	--	8,815,474.86	8,797,978.35	09/01/21
32	10064381	IN	Deer Park	TX	Actual/360	4.72625%	39,841.49	0.00	0.00	N/A	08/01/22	--	9,790,000.00	9,790,000.00	09/01/21
34	10064363	OF	Woodridge	IL	Actual/360	5.52325%	36,082.69	23,617.10	0.00	N/A	04/01/22	--	7,586,904.67	7,563,287.57	09/01/21
36	10064311	RT	Ontario	OH	Actual/360	5.10025%	27,372.36	19,862.13	0.00	N/A	07/01/22	--	6,232,795.68	6,212,933.55	09/01/21
37	10064661	RT	Fort Myers	FL	Actual/360	4.65025%	24,841.52	13,444.51	0.00	N/A	08/01/22	--	6,203,917.31	6,190,472.80	09/01/21
39	10064377	RT	Little Rock	AR	Actual/360	4.60225%	24,077.73	13,097.65	0.00	N/A	10/01/32	--	6,075,887.63	6,062,789.98	09/01/21
42	10064383	RT	Various	TX	Actual/360	4.65225%	23,351.82	0.00	0.00	11/01/22	11/01/24	--	5,830,000.00	5,830,000.00	09/01/21
43	10064324	RT	Liberty	TX	Actual/360	4.77025%	14,668.42	7,552.85	0.00	N/A	09/01/22	--	3,571,130.04	3,563,577.19	09/01/21
Totals							2,712,269.26	1,296,990.82	0.00				669,799,571.72	668,502,580.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,630,953.28	14,511,059.37	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	4,798,516.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,749,262.81	3,748,493.50	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(1,290,011.00)	(111,616.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,063,901.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,568,325.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	5,408,013.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,423,573.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,591,900.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,832,270.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,307,644.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,173,704.48	647,827.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,875,288.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,511,925.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,272,373.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	889,863.41	788,592.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,214,077.78	608,836.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,034,924.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,054,136.04	652,910.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	898,729.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	842,938.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	816,440.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	421,019.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	55,089,772.92	20,846,103.76				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.702394%	4.671839%	12
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.702499%	4.671942%	13
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,518,316.35	4.702604%	4.672045%	14
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700355%	4.669401%	15
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700452%	4.669496%	16
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700557%	4.669597%	17
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700652%	4.669690%	18
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700769%	4.669804%	19
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700862%	4.669894%	20
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700954%	4.669984%	21
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.701053%	4.670080%	22
10/19/20	1	43,611,567.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,306,845.52	4.701143%	4.670167%	23
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		590,350,073	590,350,073	0		0
13 - 24 Months		43,999,666	43,999,666	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,830,000	5,830,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		28,322,842	28,322,842	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	668,502,581	668,502,581	0	0	0	0
Aug-21	669,799,572	669,799,572	0	0	0	0
Jul-21	671,091,216	671,091,216	0	0	0	0
Jun-21	680,003,336	680,003,336	0	0	0	0
May-21	681,308,888	681,308,888	0	0	0	0
Apr-21	682,691,934	682,691,934	0	0	0	0
Mar-21	683,986,415	683,986,415	0	0	0	0
Feb-21	685,525,304	685,525,304	0	0	0	0
Jan-21	686,808,115	686,808,115	0	0	0	0
Dec-20	688,085,646	688,085,646	0	0	0	0
Nov-20	689,441,684	689,441,684	0	0	0	0
Oct-20	690,708,373	647,096,806	43,611,567	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	10064392	21,059,274.28	5.15003%	21,059,274.28	5.15003%	10	06/01/20	06/01/20	06/01/20
Totals		21,059,274.28		21,059,274.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	10064671 08/17/18	13,661,317.27	21,100,000.00	17,323,750.23	1,432,492.76	15,093,810.03	13,661,317.27	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,661,317.27	21,100,000.00	17,323,750.23	1,432,492.76	15,093,810.03	13,661,317.27	0.00	0.00	0.00	0.00

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	10064671	08/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	183.77	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	183.77	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 183.77

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Supplemental Notes
None

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